Authorisation of Financial Statements	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Authorisation of Financial Statements	32. Authorisation of financial statements These financial statements were authorised for issue in accordance with a resolution of the Board of Directors of PropertyGuru Group Limited on 22 March 2024.